Lawsuits and complaints	12 Months Ended
Dec. 31, 2020
Disclosure of lawsuits and complaints [Abstract]
Disclosure of lawsuits and complaints [Text Block]
Note 22	Lawsuits and complaints

Investigation by the Department of Justice and the Securities Exchange Commission and Agreements

On January 13, 2017, the Company signed agreements with the DOJ and the SEC relating to their investigations into Company payments to suppliers and organizations that may have had links with politically exposed persons during the period from 2008 to 2015. As a result, the Company conducted its own internal investigation through an ad-hoc Board committee (The Company’s securities are traded in the USA, so the Company is subject to US law). The Company has voluntarily submitted the results of its internal investigation and supporting documents to the DOJ, the SEC and the relevant Chilean authorities.

In accordance with the terms Agreement with the DOJ, (the “
DPA
”) the Company has accepted that the DOJ formulates a charge for infractions (i) for the lack of implementation of effective internal accounting systems and internal accounting controls and (ii) a charge for infractions for failure to adequately maintain books, records and accounting sections in relation to the events investigated, Under the DPA, the DOJ has agreed not to pursue such charges against the Company for a period of 3 years and release the Company from liability after such period, inasmuch as within that period the Company complies with the terms of the DPA, These include payment of a fine of US$15,487,500 and acceptance of an external monitor (the “
Monitor
”) for a period of 24 months that will assess the Company’s compliance program, and continue to report on the Company independently for an additional year.

The three-year term of the DPA ended on April 30, 2020, and on June 1, 2020, the Company’s CEO and CFO submitted the certification regarding the Company’s disclosure obligations, as required under the DPA. On November 11, 2020, the DOJ presented a motion to dismiss the criminal information against the Company, which is subject to approval by the United States District Court of the District of Columbia. Following this approval, all charges against the Company will be dropped.

Other Lawsuits and complaints

In May 2019, the company Fennix Industrial SpA filed a claim against SQM Salar and employees for the alleged misappropriation of funds - controversies originating from contract execution for civil works and electromechanical assembly. The case is being tried before the Criminal Court of San Pedro de la Paz and is in the investigation stage. The amount of the alleged misappropriation of funds is close to US$ 436 million On December 18, 2020, the criminal proceedings, together with other civil disputes, were terminated through a settlement agreement.